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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended June 30, 2007

If amended report check here          |_|           Amended Number:  1

This Amendment (Check only one):      |_|           is a restatement

                                      |_|           adds new holding
                                                    entries.
Century Management
                                       ------------------------------
Name of Institutional Investment Manager

805 Las Cimas Parkway Suite 430               Austin        TX       78746
Business Address     (Street)                 (City)        (State)  (Zip)

13F Number: 28-__________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Jim Brilliant                          Vice President           (512)329-0050
Name                                   (Title)                       (Phone)


                                        /s/ Jim Brilliant
                                       ------------------------------
                                        (Manual Signature of Person Duly
                                        Authorized to submit This Report)

                                        August 10, 2007,  Austin, Texas
                                       ------------------------------
                                         (Place and Date of Signing)

Report Type:

|X| 13F HOLDINGS REPORT.

|_| 13F NOTICE.

|_| 13F COMBINATION REPORT.


                                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                              --------------

Form 13F Information Table Entry Total:            57
                                              --------------

Form 13F Information Table Value Total:         $123,173,165

                                              --------------
                                               (thousands)

List of Other Included Managers:

Name and file numbers of ALL institutional Investment Managers with respect to which this schedule is filed (other that the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

***NONE***

FORM 13F
INFORMATION TABLE
COLUMN 1           COLUMN 2 COLUMN 3 COLUMN 4 COLUMN 5   COLUMN 6    COLUMN 7   COLUMN 8
--------------------------------------------- ---------------------  --------   ------------
                                                                                VOTING   AUTHORITY
                                                                                ------------
                   TITLE OF          VALUE    SHARES/    INVESTMENT  OTHER
NAME OF ISSUER     CLASS    CUSIP    [X$1000] PRN AMT    DISCRETION  MANAGERS   SOLE     SHARED    NONE
--------------------------------------------- ---------- ----------  --------   ------------------ ----
3M Company            COM   88579Y101   233283    2685738    SOLE                   X
Aaron Rents Inc       COM   002535201     4470     177020    SOLE                   X
Anheuser-Busch Cos    COM   035229103    89241    1840016    SOLE                   X
Arkansas Best Corp    COM   040790107    29872     852261    SOLE                   X
Automatic Data Proc   COM   053015103    41428     871245    SOLE                   X
Avery Dennison Corp   COM   053611109   110875    1857826    SOLE                   X
Briggs & Stratton     COM   109043109   139431    4294139    SOLE                   X
CDI Corp.             COM   125071100    43426    1741933    SOLE                   X
Coca Cola             COM   191216100   140794    2520924    SOLE                   X
Colgate-Palmolive     COM   194162103    95542    1436723    SOLE                   X
Corning Inc.          COM   219350105      274      11600    SOLE                   X
Cost Plus Inc         COM   221485105    18780    3294656    SOLE                   X
Dixie Group Inc.      COM   255519100    24555    2096921    SOLE                   X
Dun & Bradstreet      COM   26483e100      648       7000    SOLE                   X
DuPont                COM   263534109    83226    1696412    SOLE                   X
Eastman Kodak         COM   277461109    11863     431381    SOLE                   X
EMS Technologies In   COM   26873N108     1833      85145    SOLE                   X
Estee Lauder Cos      COM   518439104     7298     168750    SOLE                   X
Ethan Allen Interio   COM   297602104    24301     724528    SOLE                   X
Evans & Sutherland    COM   299096107      597     276395    SOLE                   X
Furniture Brands In   COM   360921100     2416     193125    SOLE                   X
Gannett Co Inc.       COM   364730101   138500    2925641    SOLE                   X
General Mills Inc.    COM   370334104    54107     986641    SOLE                   X
Handleman             COM   410252100     7358    1848709    SOLE                   X
Hutchinson Tech Inc   COM   448407106    75904    3461190    SOLE                   X
Illinois Tool Works   COM   452308109    96980    1787325    SOLE                   X
Imation Corp.         COM   45245A107    76948    2611075    SOLE                   X
Intel Corp            COM   458140100    50650    2117455    SOLE                   X
Invacare Corp         COM   461203101    39086    1700112    SOLE                   X
Johnson & Johnson     COM   478160104      450       7399    SOLE                   X
Kellwood Co           COM   488044108    25905    1175904    SOLE                   X
Kimberly-Clark Corp   COM   494368103   138779    2027155    SOLE                   X
La Z Boy Inc.         COM   505336107    17147    1814446    SOLE                   X
Lawson Products       COM   520776105     1752      49634    SOLE                   X
Learning Tree         COM   522015106    11230     780392    SOLE                   X
Leggett & Platt Inc   COM   524660107   108750    5235901    SOLE                   X
Marsh & McLennan      COM   571748102   140793    5325013    SOLE                   X
Masco Corp            COM   574599106    68666    2637953    SOLE                   X
Maxwell Technologie   COM   577767106    28108    1703507    SOLE                   X
Microsoft Corp        COM   594918104   261384    8920969    SOLE                   X
Newell Rubbermaid     COM   651229106    34462    1302427    SOLE                   X
Office Depot Inc      COM   676220106    51505    2320059    SOLE                   X
Pacific Sunwear CA    COM   694873100    13125     856163    SOLE                   X
PepsiCo Inc.          COM   713448108      291       4241    SOLE                   X
Pfizer Inc.           COM   717081103   149064    6174962    SOLE                   X
Procter & Gamble      COM   742718109      627       9658    SOLE                   X
Rogers Corp.          COM   775133101    21421     483446    SOLE                   X
Seagate Technology    COM   G7945J104   119948    5165712    SOLE                   X
Talbots Inc           COM   874161102   139621    5596025    SOLE                   X
Target Corp           COM   87612e106     2098      33550    SOLE                   X
W W Grainger Inc.     COM   384802104    34535     408161    SOLE                   X
Walgreen Co.          COM   931422109    96733    2052035    SOLE                   X
Wal-Mart Stores Inc   COM   931142103   183770    3956298    SOLE                   X
Wells Fargo & Co      COM   949746101   104548    3060526    SOLE                   X
Williams Sonoma       COM   969904101    50527    1574526    SOLE                   X
WP Stewart & Co Ltd   COM   G84922106   126412   13032152    SOLE                   X
YRC Worldwide Inc     COM   984249102    86429    2763067    SOLE                   X

